Non-Controlling Interests	12 Months Ended
Mar. 31, 2026
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS
23.	NON-CONTROLLING INTERESTS

Tables below summarize the financial information and continuity of the Company’s material non-controlling interests:

Non-controlling interest continuity	Henan Found	Henan Huawei	Yunxiang	Salazar Holdings	Other	Total
Non-controlling interest percentage	22.50%	20%	30%	25%	1%-53.9%
As at April 1, 2024	$84,977	$3,178	$2,393	$—	$(794)	$89,754
Acquisition	—	—	—	23,204	(396)	22,808
Share of net income (loss)	18,967	1,851	(149)	(95)	5	20,579
Share of other comprehensive loss	122	45	(19)	—	(4)	144
Adjustment to NCI	—	—	—	8,424	—	8,424
Distribution	(10,128)	(921)	—	—	—	(11,049)
As at March 31, 2025	$93,938	$4,153	$2,225	$31,533	$(1,189)	$130,660
Share of net income (loss)	38,099	5,420	(134)	(243)	(276)	42,866
Share of other comprehensive income	4,958	352	110	—	41	5,461
Adjustment to NCI	—	—	—	10,520	—	10,520
Disposal of subsidiary	—	—	—	—	44	44
Distribution	(22,885)	(2,003)	—	—	—	(24,888)
As at March 31, 2026	$114,110	$7,922	$2,201	$41,810	$(1,380)	$164,663

Salazar Resources Ltd. (“Salazar”) is a 25% owner of the common shares of Salazar Holding Limited (“Salazar Holding”), who owns 100% interest in the El Domo Project. Pursuant to the shareholders’ agreement with Salazar, the Company has priority repayment of its investment in the El Domo according to an agreed distribution formula. Based on this formula, the percentage share of non-controlling interest will change as a function of advances made by the Company and the earnings or loss recorded by Salazar Holdings and its subsidiaries over time. After the Company has received priority repayment of its investment, the non-controlling interest will revert to 25%. As at March 31, 2026, the effective percentage of the non-controlling interest in Salazar Holding is 15.2% (March 31, 2025 - 13.6%).